PROPERTY AND EQUIPMENT (Details) - Property, Plant and Equipment, Estimated Useful Life	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Minimum [Member]
Property, Plant and Equipment [Line Items]
Molds	3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Molds	7 years	7 years